Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
The Cook & Bynum Fund [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	The Cook & Bynum Fund
Average Annual Return, Percent	3.49%	10.83%	4.26%
MSCI ACWI Net Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index
Average Annual Return, Percent	17.27%	13.54%	11.90%